Document And Entity Information	Jan. 14, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2026
Entity Registrant Name	Palladyne AI Corp.
Entity Central Index Key	0001826681
Entity Emerging Growth Company	true
Entity File Number	001-39897
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2838301
Entity Address, Address Line One	650 South 500 West, Suite 150
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	(888)
Local Phone Number	927-7296
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PDYN
Security Exchange Name	NASDAQ
Redeemable Warrant Member
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Common Stock at an exercise price of $69.00 per share
Trading Symbol	PDYNW
Security Exchange Name	NASDAQ